RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Contractual Agreements
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%	50.00%
Appropriations made to statutory reserves	¥ 167	$ 24	¥ 7,871	¥ 173
Restricted paid-in capital of the Company's PRC subsidiary and consolidated VIEs	¥ 5,269,936				$ 764,069
Consolidated VIEs
Contractual Agreements
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%	50.00%